Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	000-50626
Entity Registrant Name	Bio Green Med Solution, Inc.
Entity Central Index Key	0001130166
Entity Tax Identification Number	91-1707622
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Level 10, Tower 11
Entity Address, Address Line Two	Avenue 5, No. 8
Entity Address, Address Line Three	Jalan Kerinchi
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	(908)
Local Phone Number	955-0526
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BGMS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false